Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 6 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2014	2013
Accounts Payable and Accruals - General and Administrative	$3,208,069	$3,447,618
Accounts Payable and Accruals - Research and Development	3,955,543	3,557,184
Accounts Payable and Accruals - Selling and Marketing	327,067	328,629
Accrued Make-whole Payments on Covertible Preferred Stock (see Note 9)	337,500	251,100
Executive Compensation and Directors’ Fees Payable	205,943	76,703
Total	$8,034,122	$7,661,234

Accounts Payable and Accrued Expenses

Note 4 – Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	April 30, 2015	July 31, 2014
Accounts Payable and Accruals – General and Administrative	$3,127,111	$3,208,069
Accounts Payable and Accruals – Research and Development	3,699,158	3,955,543
Accounts Payable and Accruals – Selling and Marketing	326,586	327,067
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 7)	233,077	337,500
Executive Compensation and Directors’ Fees Payable	236,547	205,943
Total	$7,622,479	$8,034,122

In the nine months ended April 30, 2015 the Company had a gain on extinguishment of debt of $327,839 related to the final settlement of a previously owed balance to a vendor. This is reported on the Company’s consolidated statement of comprehensive income under the caption “Gain on extinguishment of debt” and is included in the changes in accounts payable and accrued expenses category in the consolidated statement of cash flows.